Amount Due from a Related Party	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Amount Due from a Related Party

NOTE 5 –AMOUNT DUE FROM A RELATED PARTY

The amount due from a related party of $14,284 represents a loan to Mr. Liu Jun, the former Chief Executive Officer and Chief Financial Officer of Asia Equity Exchange Group, Inc. (resigned on November 10, 2015 and re-appointed on January 31, 2016) and the Chairman of the Board of Directors of the subsidiaries of the Company. The amount is unsecured, interest free and has no fixed terms of repayment.